6. Courseware (Details Narrative) (USD $)	4 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Courseware Details Narrative [Abstract]
Courseware Costs Capitalized			$ 25,300	$ 54,090
Courseware Amortization Expense	$ 45,476	$ 48,094	$ 141,560	$ 178,420